Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,840,000.00
Previously Paid Amount	0.00
Total Fee Amount	944.60
Total Offset Amount	0.00
Net Fee	944.60
Narrative - Max Aggregate Offering Price	$ 6,840,000.00
Final Prospectus	true